CONDENSED BALANCE SHEETS - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash	$ 5,458,000	$ 16,146,000	$ 113,353,000
Prepaid expenses	3,244,000	2,960,000	330,000
Assets, Current	11,046,000	21,091,000	113,944,000
Total assets	349,225,000	349,996,000	153,746,000
Liabilities, Redeemable Ordinary Shares and Shareholders’ Deficit
Total current liabilities	26,892,000	14,720,000	1,345,000
Total liabilities	99,038,000	83,073,000	9,620,000
Commitments and contingencies
Shareholders’ Deficit:
Common stock, $0.001 par, 209,354,819 authorized, issued & outstanding	206,000	206,000	194,000
Additional paid in capital	331,682,000	330,870,000	166,859,000
Accumulated deficit	(78,924,000)	(62,606,000)	(378,000)
Total shareholders' equity	250,187,000	266,923,000	144,126,000
Total liabilities and shareholders' equity	349,225,000	349,996,000	153,746,000
Agrico Acquisition Corp.
Assets
Cash	288,426	664,428	0
Prepaid expenses	52,365	6,083
Assets, Current	340,791	670,511	0
Cash and marketable securities held in Trust Account	146,651,498	146,644,675	0
Total assets	146,992,289	147,315,186	96,594
Liabilities, Redeemable Ordinary Shares and Shareholders’ Deficit
Accrued offering costs and expenses	259,507	129,068	50,000
Due to related party	0	73,795
Total current liabilities	259,507	202,863	106,266
Deferred underwriters’ fee	5,031,250	5,031,250	0
Total liabilities	5,290,757	5,234,113	106,266
Commitments and contingencies
Class A ordinary shares subject to possible redemption, 14,375,000 Class A ordinary shares at redemption value of $10.20 per share	146,625,000	146,625,000	0
Shareholders’ Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0	0
Common stock, $0.001 par, 209,354,819 authorized, issued & outstanding	14	14	0
Class B ordinary shares, $0.0001 par value; 20,000,000 shares authorized; 3,593,750 issued and outstanding as of March 31, 2022 and December 31, 2021	359	359	0
Accumulated deficit	(4,923,841)	(4,544,300)	(9,672)
Total shareholders' equity	(4,923,468)	(4,543,927)	(9,672)
Total liabilities and shareholders' equity	$ 146,992,289	$ 147,315,186	$ 96,594